Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other non-current assets
R&D tax credit receivables	€ 2,150	€ 1,787
Total non-current assets	€ 2,150	€ 1,787